Transactions with Related Parties (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 26, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Transaction with Related Parties [Abstract]
Payable to related parties		$ 23		$ 68
Payment for repurchase of preferred stock		0	$ 400
Pure Brokerage [Member]
Transaction with Related Parties [Abstract]
Payable to related parties		23		68
Pure Brokerage [Member] | Commissions [Member] | Voyage Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount		215	76
Pure Brokerage [Member] | Brokerage Fees [Member] | General and Administrative Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount		90	6
Altair [Member]
Transaction with Related Parties [Abstract]
Payable to related parties		0		$ 0
Altair [Member] | Travel Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount		$ 18	$ 124
Diana Shipping Inc. [Member] | Series C Preferred Stock [Member]
Transaction with Related Parties [Abstract]
Repurchase and cancellation of preferred stock (in shares)	100
Payment for repurchase of preferred stock	$ 1,500